Document and Entity Information	12 Months Ended
Apr. 30, 2026 shares
Entity Addresses [Line Items]
Entity Registrant Name	Vizsla Silver Corp.
Entity Central Index Key	0001796073
Current Fiscal Year End Date	--04-30
Document Type	40-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2026
Entity Common Stock, Shares Outstanding	351,018,130
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Entity File Number	001-41225
Entity Incorporation, State or Country Code	Z4
Entity Address, Address Line One	Suite 1723, 595 Burrard Street
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V7X 1J1
City Area Code	604
Local Phone Number	364-2215
Title of 12(b) Security	Common Shares
Trading Symbol	VZLA
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1208
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Auditor Opinion [Text Block]

We have audited, before the effects of the adjustments to retrospectively apply the change in presentation currency described in note 3 to the 2026 consolidated financial statements, the consolidated financial statements of Vizsla Silver Corp. and its subsidiaries (the "Company"), which comprise the consolidated statement of financial position as at April 30, 2025, and the consolidated statements of loss and comprehensive loss, changes in equity and cash flows for the year then ended, and notes to the consolidated financial statements, including material accounting policy information (the 2025 consolidated financial statements before the effects of the adjustments described in note 3 are not presented herein).

In our opinion, the accompanying consolidated financial statements, before the effects of the adjustments to retrospectively apply the change in presentation currency described in note 3 to the 2026 consolidated financial statements, present fairly, in all material respects, the consolidated financial position of the Company as at April 30, 2025, and its consolidated financial performance and its consolidated cash flows for the year then ended in accordance with IFRS® Accounting Standards as issued by the International Accounting Standards Board.

Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Cogency Global Inc.
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	800
Local Phone Number	221-0102